PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of amounts recognized in accumulated other comprehensive loss
The amounts included in Accumulated other comprehensive loss as of December 31, 2020 and 2019 were as follows:

	Pension Benefit Plans				U.S. Postretirement Benefit Plan
	U.S. Plan		Non-U.S. Plans
(in millions)	2020	2019	2020	2019	2020	2019
Unrecognized actuarial losses	$(21)	$(20)	$(76)	$(65)	$(3)	$(2)
Unrecognized prior service credits	$—	$—	$27	$26	$11	$14

Components of net periodic benefit cost
The following table provides the components of net periodic (benefit) cost for the Company’s defined benefit pension plans and postretirement benefit plan in 2020, 2019 and 2018:

	Pension Benefit Plans						U.S. Postretirement Benefit Plan
	U.S. Plan			Non-U.S. Plans
(in millions)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Service cost	$1	$2	$2	$3	$3	$3	$—	$—	$—
Interest cost	6	8	7	4	5	5	1	1	1
Expected return on plan assets	(13)	(13)	(15)	(5)	(5)	(5)	—	—	—
Amortization of net loss	—	—	—	2	1	1	—	—	—
Amortization of prior service credit	—	—	—	(1)	(1)	(1)	(3)	(2)	(2)
Other	—	—	—	—	1	—	—	—	—
Net periodic (benefit) cost	$(6)	$(3)	$(6)	$3	$4	$3	$(2)	$(1)	$(1)

Components of the change in projected benefit obligations, change in plan assets and funded status
The table below presents components of the change in projected benefit obligation, change in plan assets and funded status for 2020 and 2019:

	Pension Benefit Plans				U.S. Postretirement Benefit Plan
	U.S. Plan		Non-U.S. Plans
(in millions)	2020	2019	2020	2019	2020	2019
Change in Projected Benefit Obligation
Projected benefit obligation, beginning of year	$227	$214	$259	$235	$41	$41
Service cost	1	2	3	3	—	—
Interest cost	6	8	4	5	1	1
Employee contributions	—	—	—	—	—	1
Settlements	—	—	(3)	(2)	—	—
Benefits paid	(15)	(15)	(4)	(8)	(4)	(4)
Actuarial losses	17	18	13	30	1	2
Currency translation adjustments	—	—	22	(4)	—	—
Projected benefit obligation, end of year	236	227	294	259	39	41

Change in Plan Assets
Fair value of plan assets, beginning of year	216	187	161	147	—	—
Actual return on plan assets	29	42	11	17	—	—
Employee contributions	—	—	—	—	—	1
Company contributions	1	2	8	10	4	3
Settlements	—	—	(2)	(2)	—	—
Benefits paid	(15)	(15)	(4)	(8)	(4)	(4)
Currency translation adjustments	—	—	15	(3)	—	—
Fair value of plan assets, end of year	231	216	189	161	—	—
Funded status, end of year	$(5)	$(11)	$(105)	$(98)	$(39)	$(41)

Recognized as:
Accrued and other current liabilities	$—	$—	$(2)	$(2)	$(4)	$(5)
Other non-current liabilities	$(5)	$(11)	$(103)	$(96)	$(35)	$(36)

Schedule of underfunded plans	Information for the underfunded pension benefit plans is as follows:

	U.S. Plan		Non-U.S. Plans
(in millions)	2020	2019	2020	2019
Projected benefit obligation	$236	$227	$294	$259
Accumulated benefit obligation	236	227	286	251
Fair value of plan assets	231	216	189	161

Future benefit payments for the pension benefit plans
Future benefit payments over the next 10 years for the pension benefit plans and the postretirement benefit plan, which reflect expected future service, as appropriate, are expected to be paid as follows:

(in millions)	Pension Benefit Plans		U.S. Postretirement Benefit Plan
	U.S. Plan	Non-U.S. Plans
2021	$14	$6	$4
2022	19	6	4
2023	17	7	4
2024	17	7	3
2025	17	7	3
2026-2030	75	42	12

Weighted-average assumptions used to determine net periodic benefit costs and benefit obligations
The weighted-average assumptions used to determine net periodic benefit costs and benefit obligations for 2020, 2019 and 2018 were as follows:

	Pension Benefit Plans			U.S. Postretirement Benefit Plan
	2020	2019	2018	2020	2019	2018
For Determining Net Periodic (Benefit) Cost
U.S. Plans:
Discount rate	3.16%	4.25%	3.56%	3.04%	4.16%	3.47%
Expected rate of return on plan assets	6.25%	7.25%	7.50%	—	—	—
Rate of compensation increase	—	—	—	—	—	—
Interest crediting rate	5.00%	5.00%	5.00%
Non-U.S. Plans:
Discount rate	1.68%	2.39%	2.29%
Expected rate of return on plan assets	2.98%	3.46%	3.66%
Rate of compensation increase	3.05%	2.89%	2.87%
Interest crediting rate	—	—	—

	Pension Benefit Plans		U.S. Postretirement Benefit Plan

	2020	2019	2020	2019
For Determining Benefit Obligation
U.S. Plans:
Discount rate	2.25%	3.16%	2.09%	3.04%
Rate of compensation increase	—	—	—	—
Interest crediting rate	4.75%	5.00%
Non-U.S. Plans:
Discount rate	1.37%	1.68%
Rate of compensation increase	2.60%	3.05%
Interest crediting rate	—	—

Actual asset allocations	The following presents the actual asset allocation as of December 31, 2020 and 2019:

	2020	2019
U.S. Plan
Cash and cash equivalents	1%	1%
Equity securities	39%	55%
Fixed income securities	60%	44%
Non-U.S. Plans
Cash and cash equivalents	3%	6%
Equity securities	28%	25%
Fixed income securities	58%	64%
Other	11%	6%

Fair value of pension and postretirement benefit plan assets assumed in connection with the Acquisition
The table below presents total plan assets by investment category as of December 31, 2020 and 2019 and the classification of each investment category within the fair value hierarchy with respect to the inputs used to measure fair value. There were no transfers between Level 1 and Level 2 during 2020 and 2019.

	Pension Benefit Plans - U.S. Plans
	December 31, 2020				December 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$2	$—	$—	$2	$1	$—	$—	$1
Commingled funds:
Equity securities:
U.S. broad market	—	48	—	48	—	64	—	64
Emerging markets	—	9	—	9	—	15	—	15
Worldwide developed markets	—	20	—	20	—	26	—	26
Other assets	—	14	—	14	—	15	—	15
Fixed income securities:
Investment grade	—	138	—	138	—	95	—	95
	$2	$229	$—	$231	$1	$215	$—	$216

	Pension Benefit Plans - Non-U.S. Plans
	December 31, 2020				December 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$—	$5	$—	$5	$—	$9	$—	$9
Commingled funds:
Equity securities:
Emerging markets	—	1	—	1	—	2	—	2
Worldwide developed markets	—	51	—	51	—	38	—	38
Fixed income securities:
Investment grade	—	6	—	6	—	9	—	9
Global high yield	—	1	—	1	—	3	—	3
Government bond funds	1	102	—	103	1	90	—	91
Other assets	—	20	2	22	—	8	1	9
	$1	$186	$2	$189	$1	$159	$1	$161